CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Bitcoin mining income	$ 89,908,403
Total Revenues	89,908,403
Operating cost and expenses
Cost of revenue	75,087,112
General and administrative	15,807,334	$ 7,023,689	$ 23,875,917
Provision for credit losses	711,224
Loss from changes in fair value of receivable for bitcoin collateral	3,417,442
Total operating cost and expense	95,023,112	7,023,689	23,875,917
Loss from continuing operations	(5,114,709)	(7,023,689)	(23,875,917)
Interest income	9,454,145	9,271,662	4,395,754
Net loss on equity securities		(6,489)	(2,294,534)
Interest expense	(93,276)	(37)
Foreign exchange loss, net	(125)	(26,320)	(69,137)
Other income	511,292	726,930	3,674,894
Other expenses			(1,295)
Net income (loss) from continuing operations before income taxes	4,757,327	2,942,057	(18,170,235)
Income tax expenses			236,061
Net (loss) income from continuing operations	4,757,327	2,942,057	(17,934,174)
Net (loss) income from discontinued operations, net of tax	36,894,984	(8,418,800)	(148,467,129)
Net (loss) income	41,652,311	(5,476,743)	(166,401,303)
Net (loss) income attributable to Cango Inc.'s shareholders	41,652,311	(5,476,743)	(166,401,303)
Net (loss) income from continuing operations attributable to Cango Inc.'s shareholders	4,757,327	2,942,057	(17,934,174)
Net (loss) income from discontinued operations attributable to Cango Inc.'s shareholders, net of tax	$ 36,894,984	$ (8,418,800)	$ (148,467,129)
Basic
Continuing operations	$ 0.02	$ 0.01	$ (0.07)
Discontinued operations	0.18	(0.03)	(0.54)
Diluted
Continuing operations	0.02	0.01	(0.07)
Discontinued operations	$ 0.16	$ (0.03)	$ (0.54)
Weighted average shares used to compute (losses) earnings per Class A and Class B share:
Basic (in shares)	208,197,617	243,048,785	274,084,890
Diluted (in shares)	233,032,722	243,048,785	274,084,890
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	$ (10,708,386)	$ (11,635,202)	$ 38,000,987
Total comprehensive (loss) income, net of tax	30,943,925	(17,111,945)	(128,400,316)
Total comprehensive (loss) income attributable to Cango Inc.'s shareholders	$ 30,943,925	$ (17,111,945)	$ (128,400,316)